Accounting Policies - Earnings Per Share Anti-Dilutive (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options and SARs [Members]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share (shares)	33,730	317,253	703,624
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share (shares)	26,696	79,300	76,340